DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
A summary of the Company's balance sheet accounts from the above discontinued operations for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$2	$-
Restricted cash	25	-
Accounts receivable, net	128	284
Prepaid expenses and other current assets	126	56
Total current assets from discontinued operations	281	340
Property and equipment, net	25	26
Goodwill	-	398
Other assets	-	89
Total assets from discontinued operations	$306	$853

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$26	$53
Accrued expenses and other current liabilities	15	166
Total current liabilities from discontinued operations	41	219
Other liabilities	-	317
Total liabilities from discontinued operations	$41	$536

A summary of the Company’s statement of operations from the above discontinued operations for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
	2017	2016	2015

Revenue	$609	$-	$97
Cost of revenue	588	-	94
GROSS PROFIT	21	-	3
Selling, general and administrative expenses	116	-	6
OPERATING LOSS	(95)	-	(3)
Other income, net	-	-	3
Net loss	(95)	-	-
LESS: Net loss attributable to non controlling interest	47	-	-
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$(48)	$-	$-